Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 12, 2019
Registrant Name	Tidal ETF Trust
Central Index Key	0001742912
Amendment Flag	false
Document Creation Date	Apr. 12, 2019
Document Effective Date	Apr. 12, 2019
Prospectus Date	Jan. 09, 2019
Aware Ultra-Short Duration Enhanced Income ETF | Aware Ultra-Short Duration Enhanced Income ETF
Prospectus:
Trading Symbol	AWTM